Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Long term employee benefit liabilities	$ 58
Accrued salaries and wages	$ 2
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	100.00%
Asset allocation of defined benefit pension plans	100.00%
Equity Investments [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	36.00%
Equity Investments [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	25.00%
Equity Investments [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	45.00%
Fixed Income Securities [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	62.00%
Fixed Income Securities [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	55.00%
Fixed Income Securities [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	75.00%
Cash and Cash Equivalents [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	2.00%
Cash and Cash Equivalents [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	10.00%